UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ____________

Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001625909

Progress Residential 2026-SFR2 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): _____________

Jennifer Schumann - (515) 558-0579, ext. 2260

(Name and telephone number, including area code,
of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached hereto as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 8, 2026	Progress Residential Depositor, LLC (Depositor)

	By:	/s/ Jennifer Schumann
		Name:	Jennifer Schumann
		Title:	Authorized Person

EXHIBIT INDEX

99.1	Radian Real Estate Management LLC Certification of Services Performed
99.2	Selene Title, LLC HOA Discrepancy Review
99.3	ClearCapital.com, Inc. Certification of Services Performed
99.4	Independent Accountants’ Report on Applying Agreed-Upon Procedures